Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 51,850	$ 8,424
Restricted cash	400	1,728
Accounts receivable, net of allowance of $182 and $799, as of September 30, 2021 and December 31, 2020, respectively	3,924	1,507
Inventories	3,646	1,901
Prepaid expenses and other current assets	2,453	1,784
Total current assets	62,273	15,344
Property and equipment, net	8,210	7,970
Other assets	1,369	919
Total assets	71,852	24,233
Current liabilities
Accounts payable	3,434	2,893
Current portion of long-term debt	8,215	6,748
Deferred revenue	4,606	2,146
Accrued expenses and other current liabilities	6,995	3,138
Total current liabilities	23,250	14,925
Long-term debt	4,502	7,630
Deferred revenue, non-current	297	227
Other long-term liabilities	335	102
Total liabilities	28,384	22,884
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock, $0.0001 par value; 30,000 and 125,405 shares authorized as of September 30, 2021 and December 31, 2020, respectively; nil and 124,979 shares issued and outstanding as of September 30, 2021 and December 31, 2020; and liquidation preference of nil and $166,131 as of September 30, 2021 and December 31, 2020, respectively	164,168	110,978
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 640,000 shares and 230,680 shares authorized as of September 30, 2021 and December 31, 2020, respectively; and 242,413 shares and 38,981 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	4	3
Additional paid-in capital	9,159	5,871
Accumulated other comprehensive income (loss)	135	36
Accumulated deficit	(129,998)	(115,539)
Total stockholders' equity (deficit)	(120,700)	(109,629)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 71,852	$ 24,233